Cover Page Cover Page	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	First Business Financial Services, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	1-34095
Entity Tax Identification Number	39-1576570
Entity Address, Address Line One	401 Charmany Drive
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53719
City Area Code	608
Local Phone Number	238-8008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FBIZ
Security Exchange Name	NASDAQ
Entity Central Index Key	0001521951
Amendment Flag	false